Weighted Average Common Shares (Details) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Weighted Average Common Shares [Abstract]
Basic shares outstanding	748.5	750.7	753.7
Dilutive shares	5.0	6.3	5.0
Diluted shares outstanding	753.5	757.0	758.7
Antidilutive shares excluded from computation of earnings per share	4.6	3.9	7.6